Operating Expenses	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Operating Expenses
28.	Operating Expenses
Operating expenses for the years ended December
31
,
2019
,
2020
and
2021
, are as follows:

(In millions of Korean won)	2019		2020		2021
Salaries and wages	￦	3,974,233	￦	4,123,680	￦	4,215,810
Depreciation		2,530,252		2,605,128		2,605,594
Depreciation of right-of-use assets		442,627		404,175		398,716
Amortization of intangible assets		656,611		624,982		603,327
Commissions		1,115,477		965,461		1,125,944
Interconnection charges		534,025		500,081		507,567
International interconnection fee		240,254		172,529		192,008
Purchase of inventories		4,453,820		3,681,801		3,753,792
Changes of inventories		282,957		257,041		20,491
Sales commission		2,315,731		2,337,127		2,343,375
Service cost		1,610,261		2,102,875		2,296,324
Utilities		332,816		360,797		364,373
Taxes and dues		277,742		283,197		268,651
Rent		193,357		136,355		123,246
Insurance premium		82,404		71,018		66,717
Installation fee		155,178		132,117		154,542
Advertising expenses		150,166		132,466		171,400
Research and development expenses		165,028		156,940		168,969
Card service cost		3,066,766		2,941,669		3,114,047
Loss on disposal of property and equipment		71,233		75,879		71,417
Loss on disposal of intangible assets		5,965		3,207		3,885
Loss on disposal of right-of-use assets		4,502		7,844		11,457
Direct cost of government subsidies		23,248		31,447		42,732
Loss on disposal of investments in subsidiaries		7,586		—		13,727
Impairment loss on property and equipment		43,260		79,775		2,115
Impairment loss on intangible assets		61,899		211,637		3,747
Donations		98,659		20,745		10,981
Other allowance for bad debts		26,372		51,333		28,066
Others		949,790		947,008		823,242

Total	￦	23,872,219	￦	23,418,314	￦	23,506,262

Details of salaries and wages for the years ended December 31, 2019, 2020 and 2021, are as follows:

(In millions of Korean won)	2019		2020		2021
Short-term employee benefits	￦	3,663,337	￦	3,770,786	￦	3,837,359
Post-employment benefits(Defined benefit plan)		240,310		239,102		236,831
Post-employment benefits(Defined contribution plan)		57,170		61,912		71,068
Share-based payment		6,398		28,604		47,415
Others		7,018		23,276		23,137
Total	￦	3,974,233	￦	4,123,680	￦	4,215,810